Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [Abstract]
Interest-bearing loans and borrowings (current and non-current) (Note 16(b))	¥ 1,626,341	$ 256,951	¥ 910,406
Trade and other payables (current and non-current)(Note 28)	7,624,496	1,204,616	6,981,815
Less: Cash and bank balances (Note 23)	(6,029,207)	(952,572)	(4,052,957)
Net debts	3,221,630	508,995	3,839,264
Equity attributable to equity holders of the parent	8,347,562	1,318,855	7,683,834
Total capital and net debts	¥ 11,569,192	$ 1,827,850	¥ 11,523,098